Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

10.

Income Taxes

The Company has estimated net operating losses for the year of $2,201,421 available to offset taxable income in future years.

The Company is subject to Singapore income taxes at a rate of 17 percent, Belgium income taxes at a rate of 34 percent, and US taxes at a rate of 34 percent, for a weighted average of 25 and 19 percent, respectively. The reconciliation of the provision for income taxes at the weighted average rate compared to the Company’s income tax expense as reported is as follows:

	2011 $	2010 $

Net loss	(2,608,458)	(894,120)
Stock based compensation	407,037	-
	(2,201,421)	(984,120)

Tax rate	25%	19%

Income tax recovery at statutory rate	(586,884)	(165,613)

Valuation allowance change	586,884	165,613

Provision for income taxes	–	–

The significant components of deferred income taxes and assets as at December 31, 2011 are as follows:

	2011 $	2010 $

Net operating losses carried forward	759,421	172,537

Valuation allowance	(759,421)	(172,537)

Net deferred income tax asset	–	–